Investments in associates and results related to associates	9 Months Ended
Sep. 30, 2022
Investments in associates and results related to associates
Investments in associates and results related to associates

15. Investments in associates and results related to associates

As disclosed in note 11, in May 2021, the Company obtained an 8% share in the common stock of Yarrow Biotechnology, Inc. ProQR’s share in Yarrow was subsequently diluted to 4.9% in the fourth quarter of 2021, due to Yarrow’s execution of a second seed financing round. ProQR’s share increased to 5.1% in the first quarter of 2022 due to Yarrow’s issuance of additional shares to the Company. Although ProQR only owns 5.1% of Yarrow’s shares, the Company has significant influence over Yarrow by virtue of its right to appoint one of Yarrow’s three board members, as well as its participation in Yarrow’s policy-making process, amongst other factors. As such, our interest in Yarrow, amounting to € nil at September 30, 2022 (December 31, 2021: € 8,000) was recognized as an investment in associate.

The results related to associates for the nine month period ended September 30, 2022 amounting to a loss of € 8,000 (nine month period ended September 30, 2021: € 132,000) consist of ProQR's share in the loss of Yarrow.